NOTE 5. DEFERRED REVENUE	3 Months Ended
Mar. 31, 2018
Deferred Revenue Disclosure [Abstract]
NOTE 5. DEFERRED REVENUE

NOTE 5. DEFERRED REVENUE

The Company receives $250,000 quarterly fee from Yilaime for Sales and Support Services Agreement. In accordance with ASC 605-50-45, the Company defers and recognizes as a reduction to the future costs for quarterly fee. For the three months ended March 31, 2018, $250,000 fee from exclusive agreement incurred; $1,504,387 is booked deferred revenue as current liability on March 31, 2018 and $70,000 went against cost charged by Yilaime.